RELATED PARTY TRANSACTIONS - Tax Receivable Agreement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Refund of preclosing taxes to be paid to Sellers	100.00%
Refund of preclosing taxes to be paid to Sellers, period after closing	2 years
Deferred tax asset	$ 11,924
Additional paid-in capital	(48,027)	$ (50,271)	$ 0
Short-term Tax Receivable Agreement liability	510		$ 0
Blocker Corp
Related Party Transaction [Line Items]
Deferred tax asset	20,100
Income taxes receivable	199
Tax receivable agreement, liability	16,300
Additional paid-in capital	4,000
Short-term Tax Receivable Agreement liability	$ 510